Uncategorized Items	2/5/2014 - 12/31/2014 USD ($)	2/5/2014 - 12/31/2014
[ilfc_AmountOfFlightEquipmentUnderOperatingLeasesReclassifiedToNetInvestmentInFinanceAndSaleTypeLeasesTotal]	108,324,000
[ilfc_AmountOfFlightEquipmentUnderOperatingLeasesTransferredToOtherAssets]	51,619,000
[ilfc_AmountOfNetInvestmentInFinanceAndSaleTypeLeasesReclassifiedFromFlightEquipmentUnderOperatingLeasesNet]	124,703,000
[ilfc_AmountRecognizedInIncomeInANonCashTransactionFlightEquipmentOperatingLeasesReclassifiedToNetInvestmentInFinanceAndSaleTypeLeases]	16,379,000
[ilfc_DepositsOnFlightEquipmentPurchasesAppliedToAcquisitionOfFlightEquipmentUnderOperatingLeases]	296,797,000
[ilfc_NoncashOrPartNoncashTransactionFlightEquipmentAppliedAgainstAdvanceOnNotesReceivableRelatedParty]	622,464,000
[ilfc_NumberOfAircraftTransferredToRelatedPartyNoncashTransaction]		6
[us-gaap_InterestPaidCapitalized]	69,268,000